Financial Instruments and Financial Risk Management	9 Months Ended
Mar. 31, 2022
Financial Instruments And Financial Risk Management
Financial Instruments and Financial Risk Management

14.Financial Instruments and Financial Risk Management

The fair value of financial instruments is the amount of consideration that would be agreed upon in an arm’s length transaction between knowledgeable, willing parties who are under no compulsion to act. Fair values are determined by reference to quoted market prices, as appropriate, in the most advantageous market for that instrument to which the Company has immediate access. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics.

The fair value of current financial instruments approximates their carrying value as they are short term in nature.

Financial instruments that are held at fair value are categorised based on a valuation hierarchy which is determined by the valuation methodology utilised:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is as prices) or indirectly (that is, derived from prices).

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Levels 1, 2 or 3 for the period ended March 31, 2022 and the year ended June 30, 2021.

The following table sets forth the Company’s financial assets measured at fair value by level within the fair value hierarchy:

March 31, 2022	Level 1	Level 2	Level 3	Total
Cash	$136,913,330	$-	$-	$136,913,330

June 30, 2021	Level 1	Level 2	Level 3	Total
Cash	$27,988,471	$-	$-	$27,988,471

The Company’s Board of Directors has the overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in response to the Company’s activities. Management regularly monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

14.	Financial Instruments and Financial Risk Management – continued

In the normal course of operations, the Company is exposed to various risks such as commodity, interest rate, credit, and liquidity risk. To manage these risks, management determines what activities must be undertaken to minimize potential exposure to risks. The objectives of the Company in managing risk are as follows:

●maintaining sound financial condition;
●financing operations; and
●ensuring liquidity to all operations.

In order to satisfy these objectives, the Company has adopted the following policies:

●	recognize and observe the extent of operating risk within the business;
●	identify the magnitude of the impact of market risk factors on the overall risk of the business and take advantage of natural risk reductions that arise from these relationships.

(i)	Interest rate risk

The Company does not have any financial instruments which are subject to interest rate risk.

(ii)	Credit risk

Credit risk is the risk of loss if counterparties do not fulfill their contractual obligations and arises principally from trade receivables. The Company does not have any financial instruments which are subject to credit risk.

(iii)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due.  The Company manages this risk by careful management of its working capital to ensure its expenditures will not exceed available resources.  At March 31, 2022, the Company has a working capital surplus of $134,622,212.

(iv)	Currency risk

Currency risk is the risk to the Company’s earnings that arises from fluctuations of foreign exchange rates and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk.  The Company is exposed to currency risk through the following assets and liabilities denominated in US dollars:

	March 31, 2022 $	June 30, 2021 $
Cash	113,997,420	736,623
Accounts payable	(2,450,239)	(1,520,823)

At March 31, 2022, US Dollar amounts were converted at a rate of USD 1.00 to CAD 1.2496. A 10% increase or decrease in the US Dollar relative to the Canadian Dollar would result in a change of approximately $11,155,000 in the Company’s comprehensive loss for the year to date.